COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 39,900,000
Lease commitments:
Lease expense	1,014,556	$ 1,024,970	$ 1,050,661
2018	1,058,012
2019	11,925
Total	$ 1,069,937